Discontinued Operations (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended				9 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011		Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	¥ 2,408		¥ 5,614		¥ 7,742		¥ 24,125
Income from discontinued operations, net	¥ (309)	[1]	¥ 3,660	[1]	¥ 1,018	[1]	¥ 6,785	[1]

[1]	Income from discontinued operations, net includes aggregate gains and losses on sales and liquidation of subsidiaries, business units, and rental properties. The amounts of such gains for the nine months ended December 31, 2010 and 2011 and the three months ended December 31, 2010 and 2011 are ¥11,185 million, ¥3,900 million, ¥5,919 million and ¥1,980 million, respectively.